Notes Related to the Consolidated Statement of Income (Loss) - Summary of Reconciliation of Effective Tax Rate (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of effective tax rate [line items]
Loss before tax	€ (33,533)	€ (21,902)	€ (15,016)
Theoretical tax expense or income	11,545	7,541	5,170
Current year loss not capitalized	(12,071)	(8,303)	(5,001)
CICE (employment and competitiveness tax credit) not included in taxable income	34	24	18
Research tax credits	1,097	1,144	764
Tax rate differences	0	(51)	(7)
Share-based compensation expense	(592)	(398)	(935)
Permanent differences	(10)
Other differences	0	33	(6)
Effective tax (loss)/income	€ 3	€ (10)	€ 3